Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Net income (loss)	$ (3,593,764)	$ (3,327,906)	$ (6,060,751)	$ (19,430,579)
Adjustment to reconcile comprehensive income/(loss) to net cash used in operating activities
Depreciation and amortization	1,093,486	1,123,587	2,265,297	2,903,662
Amortization of right of use asset			3,788
Impairment on goodwill and intangible assets				9,038,553
Non-cash expenses	6,117
Provision for Preference dividend	215,670	211,939	426,003	2,583,184
Changes in fair value of warrants		61,715	(1,796,174)	2,760,819
Changes in estimate of contingent consideration				(6,940,310)
Stock, option, restricted stock unit and warrant expense	34,642	490,175	586,495	1,251,489
Foreign exchange translation adjustment	(20,149)	573	(26,985)
Provision for Income taxes (net of deferred income taxes)	39,377	(14,621)	388,657	6,348,502
Loss on sale of fixed assets	21,611		(11,386)	(2,139)
Increase (decrease) in:
Accounts receivable	(910,430)	(673,381)	1,487,274	967,031
Other current assets	(103,393)	(1,388)	34,994	105,666
Increase (decrease) in:
Accounts payable and accrued expenses	366,713	655,151	222,679	(2,101,251)
Net cash provided by (used in) operating activities	(2,864,426)	(1,474,156)	(2,453,123)	(2,565,495)
Cash flow from investing activities
Purchase of fixed assets	(39,969)	(27,698)	(84,331)	6,421
Acquisition consideration		(200,000)	(200,000)	(3,645,667)
Net cash used in investing activities	(39,969)	(227,698)	(284,331)	(3,639,246)
Cash flow from financing activities
Proceeds from bank loan and convertible notes, net	2,835,685	(191,762)	(1,326,070)	(1,976,299)
Proceeds from Issue of debentures			1,000,000
Contingent consideration for acquisitions				(1,657,667)
Proceeds from issuance of common shares, net	1,725,000	2,123,425	2,123,594	6,327,954
Net cash provided by financing activities	4,560,685	1,931,663	1,797,524	2,693,988
Net increase (decrease) in cash and cash equivalents	1,656,291	229,809	(939,931)	(3,510,753)
Cash and cash equivalents as at beginning of the period	431,400	1,371,331	1,371,331	4,882,084
Cash at the end of the period	$ 2,087,691	$ 1,601,140	431,400	1,371,331
SUPPLEMENTAL DISCLOSURES:
Cash paid during the period for: Interest			480,404	571,628
Cash paid during the period for: Taxes
Non-cash investing and financing activities:
Operating lease liability			$ 371,754